DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 50,361	$ 63,083
Canadian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 7,381	$ 11,689
Average Exchange Rate	0.76	0.81
Canadian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 5,673	$ 5,566
Average Exchange Rate	0.77	0.63
British pounds | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 6,880	$ 12,089
Average Exchange Rate	1.12	1.19
British pounds | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 243	$ 298
Average Exchange Rate	1.21	1.48
European Union euros | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 10,074	$ 9,939
Average Exchange Rate	1.01	1.14
European Union euros | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 848
Average Exchange Rate	0	1.06
European Union euros | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 1,430
Average Exchange Rate	0	1.11
Australian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 4,088	$ 4,791
Average Exchange Rate	0.69	0.72
Australian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 634	$ 1,317
Average Exchange Rate	0.93	0.98
Indian rupees | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,921	$ 3,281
Average Exchange Rate	73.72	78.90
Indian rupees | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 485	$ 572
Average Exchange Rate	78.73	74.56
Korean won | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 923	$ 756
Average Exchange Rate	1,293	1,151
Chinese yuan1 | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 4,166	$ 2,484
Average Exchange Rate	6.07	6.02
Japanese yen | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 378	$ 793
Average Exchange Rate	116.26	111.27
Japanese yen | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 275	$ 750
Average Exchange Rate	130.68	113.33
Colombian pesos | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 355	$ 740
Average Exchange Rate	4,800	3,937
Colombian pesos | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 749	$ 0
Average Exchange Rate	0	0
Brazilian reais | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,371	$ 1,291
Average Exchange Rate	0.16	0.16
Brazilian reais | Futures contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 175
Average Exchange Rate	0	0.18
Sweden, Kronor | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 1,475
Average Exchange Rate	0	9.08
Other currencies | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,765	$ 2,799